PROVISIONS - Asset Retirement Obligations (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 316,100,000
Balance, end of the year	350,400,000	$ 316,100,000
Less current portion	(9,000,000)	(17,100,000)
Non-current portion	341,400,000	299,000,000
Outstanding borrowing amount	400,000	1,300,000
Essakane S.A.
Reconciliation of changes in other provisions [abstract]
Collateral, restricted cash guaranteeing asset retirement obligations	23,900,000	19,500,000
Rosebel Gold Mines N.V.
Reconciliation of changes in other provisions [abstract]
Collateral, restricted cash guaranteeing asset retirement obligations	0	5,000,000
Doyon division including the Westwood mine
Reconciliation of changes in other provisions [abstract]
Uncollateralized surety bonds outstanding to guarantee asset retirement obligations related to the Doyon division	98,600,000	101,600,000	$ 134,600,000	$ 127,200,000
Côté Gold Project
Reconciliation of changes in other provisions [abstract]
Uncollateralized surety bonds outstanding to guarantee asset retirement obligations related to the Doyon division	35,100,000		47,900,000	0
Surety Bond
Reconciliation of changes in other provisions [abstract]
Uncollateralized surety bonds outstanding to guarantee asset retirement obligations related to the Doyon division	133,700,000	101,600,000	$ 182,500,000	$ 127,200,000
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	292,800,000	285,100,000
Revision of estimated cash flows and discount rates: Capitalized in property, plant and equipment	30,100,000	4,600,000
Revision of estimated cash flows and discount rates: Changes in asset retirement obligations at closed sites	7,300,000	7,500,000
Sale of 30% interest in the Côté Gold Project	0	(300,000)
Accretion expense	1,200,000	900,000
Disbursements	(4,000,000)	(5,000,000)
Other Provisions, Other Changes	200,000	0
Balance, end of the year	327,600,000	292,800,000
Less current portion	(7,800,000)	(10,800,000)
Non-current portion	$ 319,800,000	$ 282,000,000